Leases (Details) - EUR (€)	Nov. 15, 2022	Sep. 26, 2022	Jun. 01, 2022	Jan. 01, 2021	Sep. 08, 2020
Leases [Abstract]
Monthly lease payment	€ 417	€ 420	€ 3,384	€ 827	€ 527
Percentage of customer price index			2.00%	2.00%
Lease agreement term			3 years